Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances (in Dollars) | $	$ 9,243		$ 5,227
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, shares issued	51,036,338		50,371,684
Ordinary shares, shares outstanding	46,051,461		47,719,633
Treasury shares at cost	4,984,877		2,652,051